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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Angelo, Gordon & Co., L.P.
Address:          245 Park Avenue, 26th Floor
                  New York, New York 10167

Form 13F File Number:    028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael L. Gordon
Title:            Chief Operating Officer
Phone:            212-692-2000

Signature, Place, and Date of Signing:

/s/ Michael L. Gordon                             NEW YORK, NEW YORK                    AUGUST 14, 2006
---------------------------                 ---------------------------    ----------------------------------------
        [Signature]                               [City, State]                                    [Date]

Report Type (Check only one.):-

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                             0
                                                              ------------------

Form 13F Information Table Entry Total:                                      113
                                                              ------------------

Form 13F Information Table Value Total:                               $1,195,403
                                                              ------------------
                                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
    --------------        -------------------------          -------------------
         None.

                                            Angelo, Gordon & Co., L.P.
                                            Form 13F Information Table
                                            Quarter ended June 30, 2006

                                                                                 INVESTMENT DISCRETION         VOTING AUTHORITY
                             TITLE OF   CUSIP   FAIR MARKET SHARES OR
                              CLASS     NUMBER     VALUE    PRINCIPAL   SH/ PUT/       SHARED  SHARED OTHER
ISSUER                                        (IN THOUSANDS) AMOUNT     PRN CALL  SOLE DEFINED OTHER  MANAGERS SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED
MEDICAL OPTICS INC          NOTE 2.500% 00763MAG3   $7,505  6,500,000   PRN       SOLE                     6,500,000
-----------------------------------------------------------------------------------------------------------------------------------
AMR CORP                    NOTE 4.500% 001765BB1    $673    500,000    PRN       SOLE                      500,000
                                2/1
-----------------------------------------------------------------------------------------------------------------------------------
HUMAN GENOME SCIENCES
INC                         NOTE 2.250% 444903AK4   $9,476  10,000,000  PRN       SOLE                     10,000,000
                               10/1
-----------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYS INC             NOTE 1.375% 45245WAF6   $3,608  4,000,000   PRN       SOLE                     4,000,000
                                5/1
-----------------------------------------------------------------------------------------------------------------------------------
INTERPUBLIC GROUP COS
INC                         NOTE 4.500% 460690AT7  $14,797  15,000,000  PRN       SOLE                     15,000,000
                                3/1
-----------------------------------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORP            NOTE 11/1  46612JAB7   $8,249  9,000,000   PRN       SOLE                     9,000,000
-----------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC                DBCV 3.250% 681904AL2   $9,097  10,000,000  PRN       SOLE                     10,000,000
                               12/1
-----------------------------------------------------------------------------------------------------------------------------------
SEPRACOR INC                 NOTE 10/1  817315AW4   $8,600  8,387,000   PRN       SOLE                     8,387,000
-----------------------------------------------------------------------------------------------------------------------------------
SIRIUS SATELLITE RADIO
INC                         NOTE 3.500% 82966UAA1  $22,735  6,605,000   PRN       SOLE                     6,605,000
                                6/0
-----------------------------------------------------------------------------------------------------------------------------------
ST JUDE MED INC             DBCV 2.800% 790849AB9   $7,406  7,500,000   PRN       SOLE                     7,500,000
                               12/1
-----------------------------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICAL
FIN LLC                     DBCV 0.250% 88163VAE9   $7,062  7,500,000   PRN       SOLE                     7,500,000
                                2/0
-----------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                  PFD CV B   208464867   $8,361   300,000     SH       SOLE                      300,000
                               5.50%
-----------------------------------------------------------------------------------------------------------------------------------
CRYOLIFE INC                 PFD CV 6%  228903209    $950     20,000     SH       SOLE                       20,000
-----------------------------------------------------------------------------------------------------------------------------------
CYCLACEL PHARMACEUTICALS
INC                         PFD CONV EX 23254L207    $882    196,000     SH       SOLE                      196,000
                                6%
-----------------------------------------------------------------------------------------------------------------------------------
HESS CORP                   PFD CV ACES 42809H206  $80,608   605,400     SH       SOLE                      605,400
                                7%
-----------------------------------------------------------------------------------------------------------------------------------
INTERPUBLIC GROUP COS
INC                        PFD CONV SER 460690308  $20,629   627,600     SH       SOLE                      627,600
                                 A
-----------------------------------------------------------------------------------------------------------------------------------
ACCESS INTEGRATED
TECHNLGS I                     CL A     004329108   $7,505   764,990     SH       SOLE                      764,990
-----------------------------------------------------------------------------------------------------------------------------------
ADVAVCED DIGITAL
INFORMATION                     COM     007525108  $28,837  2,450,000    SH       SOLE                     2,450,000
-----------------------------------------------------------------------------------------------------------------------------------



                             TITLE OF   CUSIP   FAIR MARKET SHARES OR
                              CLASS     NUMBER     VALUE    PRINCIPAL   SH/ PUT/       SHARED  SHARED OTHER
ISSUER                                        (IN THOUSANDS) AMOUNT     PRN CALL  SOLE DEFINED OTHER  MANAGERS SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
AFFORDABLE RESIDENTIAL
CMTYS                           COM     008273104   $3,862   359,250     SH       SOLE                      359,250
-----------------------------------------------------------------------------------------------------------------------------------
ALEXION PHARMACEUTICALS
INC                             COM     015351109    $636     17,600     SH       SOLE                       17,600
-----------------------------------------------------------------------------------------------------------------------------------
ALKERMES INC                    COM     01642T108    $946     50,000     SH       SOLE                       50,000
-----------------------------------------------------------------------------------------------------------------------------------
ALLERGAN INC                    COM     018490102  $1,716     16,000     SH       SOLE                       16,000
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN REPROGRAPHICS
CO                              COM     029263100  $18,237   503,100     SH       SOLE                      503,100
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN TOWER CORP            CL A     029912201   $7,469   240,000     SH       SOLE                      240,000
-----------------------------------------------------------------------------------------------------------------------------------
ANDRX CORP DEL              ANDRX GROUP 034553107  $30,843  1,330,000    SH       SOLE                     1,330,000
-----------------------------------------------------------------------------------------------------------------------------------
BARR PHARMACEUTICALS
INC                             COM     068306109   $1,130    23,700     SH       SOLE                       23,700
-----------------------------------------------------------------------------------------------------------------------------------
BIOMED REALTY TRUST INC         COM     09063H107  $11,850   395,800     SH       SOLE                      395,800
-----------------------------------------------------------------------------------------------------------------------------------
BOSTON PROPERTIES INC           COM     101121101  $11,671   129,108     SH       SOLE                      129,108
-----------------------------------------------------------------------------------------------------------------------------------
BOYD GAMING CORP                COM     103304101  $13,803   342,000     SH       SOLE                      342,000
-----------------------------------------------------------------------------------------------------------------------------------
BROOKDALE SR LIVING INC         COM     112463104   $5,096   113,900     SH       SOLE                      113,900
-----------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD ASSET MGMT INC   CL A LTD VT 112585104  $32,421   798,150     SH       SOLE                      798,150
                                SH
-----------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD HOMES CORP           COM     112723101  $29,305   889,383     SH       SOLE                      889,383
-----------------------------------------------------------------------------------------------------------------------------------
CAREMARK RX INC                 COM     141705103   $1,411    28,300     SH       SOLE                       28,300
-----------------------------------------------------------------------------------------------------------------------------------
CB RICHARD ELLIS GROUP
INC                            CL A     12497T101   $2,366    95,000     SH       SOLE                       95,000
-----------------------------------------------------------------------------------------------------------------------------------
CELGENE CORP                    COM     151020104   $1,613    34,000     SH       SOLE                       34,000
-----------------------------------------------------------------------------------------------------------------------------------
CENDANT CORP                    COM     151313103  $13,700   841,000     SH       SOLE                      841,000
-----------------------------------------------------------------------------------------------------------------------------------
CEPHALON INC                    COM     156708109   $1,202    20,000     SH       SOLE                       20,000
-----------------------------------------------------------------------------------------------------------------------------------
CNX GAS CORP                    COM     12618H309   $7,500   250,000     SH       SOLE                      250,000
-----------------------------------------------------------------------------------------------------------------------------------
COGDELL SPENCER INC             COM     19238U107   $3,040   155,800     SH       SOLE                      155,800
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNITY HEALTH SYS
INC NEW                         COM     203668108    $930     25,300     SH       SOLE                       25,300
-----------------------------------------------------------------------------------------------------------------------------------


                             TITLE OF   CUSIP   FAIR MARKET SHARES OR
                              CLASS     NUMBER     VALUE    PRINCIPAL   SH/ PUT/       SHARED  SHARED OTHER
ISSUER                                        (IN THOUSANDS) AMOUNT     PRN CALL  SOLE DEFINED OTHER  MANAGERS SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION ENERGY
GROUP I                         COM     210371100  $14,175   260,000     SH       SOLE                      260,000
-----------------------------------------------------------------------------------------------------------------------------------
CORRECTIONS CORP AMER
NEW                           COM NEW   22025Y407  $38,565   728,461     SH       SOLE                      728,461
-----------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL CORP          COM     228227104   $5,181   150,000     SH       SOLE                      150,000
-----------------------------------------------------------------------------------------------------------------------------------
DAVITA INC                      COM     23918K108   $1,446    29,100     SH       SOLE                       29,100
-----------------------------------------------------------------------------------------------------------------------------------
DEPOMED INC                     COM     249908104    $480     81,800     SH       SOLE                       81,800
-----------------------------------------------------------------------------------------------------------------------------------
DIGENE CORP                     COM     253752109   $1,557    40,200     SH       SOLE                       40,200
-----------------------------------------------------------------------------------------------------------------------------------
EXTRA SPACE STORAGE INC         COM     30225T102   $5,151   317,200     SH       SOLE                      317,200
-----------------------------------------------------------------------------------------------------------------------------------
FALCONBRIDGE LTD NEW 2005       COM     306104100  $42,310   800,000     SH       SOLE                      800,000
-----------------------------------------------------------------------------------------------------------------------------------
FIVE STAR QUALITY CARE INC      COM     33832D106   $8,788   793,900     SH       SOLE                      793,900
-----------------------------------------------------------------------------------------------------------------------------------
GASTAR EXPL LTD                 COM     367299104   $3,885  1,625,340    SH       SOLE                     1,625,340
-----------------------------------------------------------------------------------------------------------------------------------
GENTEK INC                    COM NEW   37245X203  $26,803   998,232     SH       SOLE                      998,232
-----------------------------------------------------------------------------------------------------------------------------------
GENZYME CORP                NOTE 1.250% 372917104   $1,038    17,000     SH       SOLE                       17,000
                               12/0
-----------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC             COM     375558103   $1,562    26,400     SH       SOLE                       26,400
-----------------------------------------------------------------------------------------------------------------------------------
GMH CMNTYS TR                   COM     36188G102   $3,299   250,300     SH       SOLE                      250,300
-----------------------------------------------------------------------------------------------------------------------------------
GTECH HLDGS CORP                COM     400518106  $74,979  2,155,800    SH       SOLE                     2,155,800
-----------------------------------------------------------------------------------------------------------------------------------
HAEMONETICS CORP                COM     405024100    $930     20,000     SH       SOLE                       20,000
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH MGMT ASSOC INC NEW      CL A     421933102    $986     50,000     SH       SOLE                       50,000
-----------------------------------------------------------------------------------------------------------------------------------
HIGHWOODS PPTYS INC             COM     431284108   $1,031    28,500     SH       SOLE                       28,500
-----------------------------------------------------------------------------------------------------------------------------------
HOMEBANC CORP GA                COM     43738R109   $3,891   490,100     SH       SOLE                      490,100
-----------------------------------------------------------------------------------------------------------------------------------
HOST HOTELS & RESORTS INC       COM     44107P104  $12,834   586,812     SH       SOLE                      586,812
-----------------------------------------------------------------------------------------------------------------------------------
HUNTSMAN CORP                   COM     447011107   $3,975   229,500     SH       SOLE                      229,500
-----------------------------------------------------------------------------------------------------------------------------------
INTRAWEST CORPORATION         COM NEW   460915200   $5,454   171,200     SH       SOLE                      171,200
-----------------------------------------------------------------------------------------------------------------------------------



                             TITLE OF   CUSIP   FAIR MARKET SHARES OR
                              CLASS     NUMBER     VALUE    PRINCIPAL   SH/ PUT/       SHARED  SHARED OTHER
ISSUER                                        (IN THOUSANDS) AMOUNT     PRN CALL  SOLE DEFINED OTHER  MANAGERS SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
INTERMAGNETICS GEN CORP         COM     458771102   $7,393   274,001     SH       SOLE                      274,001
-----------------------------------------------------------------------------------------------------------------------------------
ISTAR FINL INC                  COM     45031U101  $18,518   490,550     SH       SOLE                      490,550
-----------------------------------------------------------------------------------------------------------------------------------
ITURAN LOCATION AND CONTROL     SHS     M6158M104    $229     16,197     SH       SOLE                       16,197
-----------------------------------------------------------------------------------------------------------------------------------
KERR MCGEE CORP                 COM     492386107  $48,545   700,000     SH       SOLE                      700,000
-----------------------------------------------------------------------------------------------------------------------------------
KEYSPAN CORP                    COM     49337W100  $12,375   306,300     SH       SOLE                      306,300
-----------------------------------------------------------------------------------------------------------------------------------
LASERSCOPE                      COM     518081104  $12,601   409,000     SH       SOLE                      409,000
-----------------------------------------------------------------------------------------------------------------------------------
LONE STAR STEAKHOUSE SALOON     COM     542307103   $7,086   270,145     SH       SOLE                      270,145
-----------------------------------------------------------------------------------------------------------------------------------
MARRIOTT INTL INC NEW          CL A     571903202   $2,859    75,000     SH       SOLE                       75,000
-----------------------------------------------------------------------------------------------------------------------------------
MAVERICK TUBE CORP              COM     577914104  $17,813   281,900     SH       SOLE                      281,900
-----------------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP                   COM     58155Q103   $1,451    30,700     SH       SOLE                       30,700
-----------------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH SOLUTIONS INC      COM     58405U102   $1,489    26,000     SH       SOLE                       26,000
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL PPTYS TRUST INC         COM     58463J304   $4,560   413,000     SH       SOLE                      413,000
-----------------------------------------------------------------------------------------------------------------------------------
MEDICINES CO                    COM     584688105   $1,114    57,000     SH       SOLE                       57,000
-----------------------------------------------------------------------------------------------------------------------------------
MENTOR CORP MINN                COM     587188103   $1,392    32,000     SH       SOLE                       32,000
-----------------------------------------------------------------------------------------------------------------------------------
MGI PHARMA INC                  COM     552880106   $1,161    54,000     SH       SOLE                       54,000
-----------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP NEW                 COM     60467R100   $7,861   293,320     SH       SOLE                      293,320
-----------------------------------------------------------------------------------------------------------------------------------
MYLAN LABS INC                  COM     628530107   $1,180    59,010     SH       SOLE                       59,010
-----------------------------------------------------------------------------------------------------------------------------------
NEKTAR THERAPEUTICS             COM     640268108    $889     48,500     SH       SOLE                       48,500
-----------------------------------------------------------------------------------------------------------------------------------
NORTH FORK BANCORPORATION
NY                              COM     659424105  $10,834   359,100     SH       SOLE                      359,100
-----------------------------------------------------------------------------------------------------------------------------------
NORTHWESTERN CORP             COM NEW   668074305  $74,540  2,170,000    SH       SOLE                     2,170,000
-----------------------------------------------------------------------------------------------------------------------------------
NUVASIVE INC                    COM     670704105   $1,094    60,000     SH       SOLE                       60,000
-----------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC                    COM     681904108   $1,043    22,000     SH       SOLE                       22,000
-----------------------------------------------------------------------------------------------------------------------------------
PANTRY INC                      COM     698657103  $23,967   416,520     SH       SOLE                      416,520
-----------------------------------------------------------------------------------------------------------------------------------



                             TITLE OF   CUSIP   FAIR MARKET SHARES OR
                              CLASS     NUMBER     VALUE    PRINCIPAL   SH/ PUT/       SHARED  SHARED OTHER
ISSUER                                        (IN THOUSANDS) AMOUNT     PRN CALL  SOLE DEFINED OTHER  MANAGERS SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
PEDIATRIX MED GROUP             COM     705324101   $1,586    35,000     SH       SOLE                       35,000
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICAL PROD DEV INC     COM     717124101   $1,457    41,500     SH       SOLE                       41,500
-----------------------------------------------------------------------------------------------------------------------------------
PROLOGIS                    SH BEN INT  743410102   $9,934   190,591     SH       SOLE                      190,591
-----------------------------------------------------------------------------------------------------------------------------------
PSYCHIATRIC SOLUTIONS INC      PSYS     74439H108   $1,433    50,000     SH       SOLE                       50,000
-----------------------------------------------------------------------------------------------------------------------------------
PUBLIC SVC ENTERPRISE
GROUP                           COM     744573106  $47,507   718,500     SH       SOLE                      718,500
-----------------------------------------------------------------------------------------------------------------------------------
QUEST RESOURCE CORP           COM NEW   748349305   $6,775   500,000     SH       SOLE                      500,000
-----------------------------------------------------------------------------------------------------------------------------------
RSA SEC INC                     COM     749719100  $13,550   500,000     SH       SOLE                      500,000
-----------------------------------------------------------------------------------------------------------------------------------
SBA COMMUNICATIONS CORP         COM     78388J106    $261     10,000     SH       SOLE                       10,000
-----------------------------------------------------------------------------------------------------------------------------------
SIMON PPTY GROUP INC NEW        COM     828806109  $11,019   132,850     SH       SOLE                      132,850
-----------------------------------------------------------------------------------------------------------------------------------
SPIRIT FIN CORP                 COM     848568309  $10,697   950,000     SH       SOLE                      950,000
-----------------------------------------------------------------------------------------------------------------------------------
STARWOOD HOTELS&RESORTS
WRLD                            COM     85590A401  $23,789   394,241     SH       SOLE                      394,241
-----------------------------------------------------------------------------------------------------------------------------------
STATION CASINOS INC             COM     857689103  $13,180   193,600     SH       SOLE                      193,600
-----------------------------------------------------------------------------------------------------------------------------------
SUNSTONE HOTEL INVS INC
NEW                             COM     867892101   $7,282   250,600     SH       SOLE                      250,600
-----------------------------------------------------------------------------------------------------------------------------------
TAUBMAN CENTERS INC             COM     876664103  $10,848   265,244     SH       SOLE                      265,244
-----------------------------------------------------------------------------------------------------------------------------------
TOLL BROTHERS INC               COM     889478103   $9,048   353,862     SH       SOLE                      353,862
-----------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC          COM     91324P102    $493     11,000     SH       SOLE                       11,000
-----------------------------------------------------------------------------------------------------------------------------------
USA MOBLITLITY INC              COM     90341G103   $9,172   552,500     SH       SOLE                      552,500
-----------------------------------------------------------------------------------------------------------------------------------
VARIAN MED SYS INC              COM     92220P105   $1,184    25,000     SH       SOLE                       25,000
-----------------------------------------------------------------------------------------------------------------------------------
VORNADO RLTY TR             SH BEN INT  929042109  $10,838   111,100     SH       SOLE                      111,100
-----------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC                   COM     94973V107   $1,485    20,400     SH       SOLE                       20,400
-----------------------------------------------------------------------------------------------------------------------------------
WENDYS INTL INC                 COM     950590109  $13,698   235,000     SH       SOLE                      235,000
-----------------------------------------------------------------------------------------------------------------------------------
WESTERN GAS RES INC             COM     958259103   $5,985   100,000     SH       SOLE                      100,000
-----------------------------------------------------------------------------------------------------------------------------------


                             TITLE OF   CUSIP   FAIR MARKET SHARES OR
                              CLASS     NUMBER     VALUE    PRINCIPAL   SH/ PUT/       SHARED  SHARED OTHER
ISSUER                                        (IN THOUSANDS) AMOUNT     PRN CALL  SOLE DEFINED OTHER  MANAGERS SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ANDRX CORP DEL              ANDRX GROUP 034553107   $2,551   110,000     SH  PUT  SOLE                      110,000
-----------------------------------------------------------------------------------------------------------------------------------
BOYD GAMING GROUP               COM     103304101   $2,825    70,000     SH  CALL SOLE                       70,000
-----------------------------------------------------------------------------------------------------------------------------------
CELGENE CORP                    COM     151020104   $1,613    34,000     SH  PUT  SOLE                       34,000
-----------------------------------------------------------------------------------------------------------------------------------
MAVERICK TUBE CORP              COM     577914104   $3,425    54,200     SH  CALL SOLE                       54,200
-----------------------------------------------------------------------------------------------------------------------------------
MITTAL STEEL CO N V        NY REG SH CL 60684P101   $3,893   127,600     SH  PUT  SOLE                      127,600
                                 A
-----------------------------------------------------------------------------------------------------------------------------------
TOLL BROTHERS INC               COM     889478103   $3,836   150,000     SH  CALL SOLE                      150,000
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE                          $1,195,403
(in thousands)

